--------------------------------------------------------------------------------
    As filed with the Securities and Exchange Commission on December 11, 1997
                                                      Registration No. 333-33831



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X]


                        Pre-Effective Amendment No. 1 [X]


                        Post-Effective Amendment No. [ ]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                               Amendment No. 1 [X]


                              BACK BAY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                     c/o Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 830-5220

                               BERNADETTE N. FINN
                       Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and Address of Agent for Service)

                        Copy to:   MICHAEL R. ROSELLA, Esq.
                                   Battle Fowler LLP
                                   75 East 55th Street
                                   New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective:  (check appropriate box)

         [ ]   immediately upon filing pursuant to paragraph (b)
         [ ]   on (Date) pursuant to paragraph (b)
         [ ]   60 days after filing pursuant to paragraph (a)
         [ ]   on (date) pursuant to paragraph (a) of Rule 485
         [ ]   75 days after filing pursuant to paragraph (a)(2)
         [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485


                                       -1-
619920.3

                              BACK BAY FUNDS, INC.
                       Registration Statement on Form N-1A


                             -----------------------

                             CROSS REFERENCE SHEET -
                             Pursuant to Rule 404(c)
                             -----------------------

Part A
Item No.                                                     Prospectus Heading

 1.      Cover Page........................                  Cover Page

 2.      Synopsis..........................                  Prospectus Summary; Table of Fees and Expenses

 3.      Condensed Financial
         Information.......................                  Financial Highlights

 4.      General Description of
         Registrant........................                  General Information; Investment Objectives, Policies and
                                                             Risks

 5.      Management of the Fund............                  Distribution and Service Plan; Management of the Fund;
                                                             Custodian and Transfer Agent

 5a.     Management's Discussion of
         Fund Performance..................                  Not Applicable

 6.      Capital Stock and Other
         Securities........................                  Description of Shares; How to Purchase and Redeem
                                                             Shares; General Information; Dividends, Distributions and
                                                             Taxes

 7.      Purchase of Securities Being
         Offered...........................                  How to Purchase and Redeem Shares; Distribution and
                                                             Service Plan; Net Asset Value

 8.      Redemption or Repurchase..........                  How to Purchase and Redeem Shares

 9.      Legal Proceedings.................                  Not Applicable

                                       -2-
619920.3

Part B
Item No.                                                     Caption in Statement of Additional Information
10.      Cover Page........................                  Cover Page

11.      Table of Contents.................                  Table of Contents

12.      General Information and
         History...........................                  Manager; Management of the Fund

13.      Investment Objectives and
         Policies..........................                  Investment Objectives, Policies and Risks

14.      Management of the Registrant......                  Manager; Management of the Fund

15.      Control Persons and
         Principal Holders of
         Securities........................                  Management of the Fund; Description of Shares

16.      Investment Advisory and
         Other Services....................                  Manager; Expense Limitation, Management of the Fund;
                                                             Distribution and Service Plan; Custodian and Transfer
                                                             Agent

17.      Brokerage Allocation..............                  Portfolio Transactions

18.      Capital Stock and Other
         Securities........................                  Description of Shares

19.      Purchase, Redemption and
         Pricing of Securities
         Being Offered.....................                  How to Purchase and Redeem Shares; Net Asset Value

20.      Tax Status........................                  Dividends, Distributions and Taxes

21.      Underwriters......................                  Distribution and Service Plan

22.      Calculations of Yield.............                  Performance Information


23.      Financial Statements..............                  Independent Auditor's Report; Statement of Net Assets and
                                                             Liabilities; Notes to Financial Statements


                                       -3-
619920.3

--------------------------------------------------------------------------------


BACK BAY FUNDS, INC.                                            600 FIFTH AVENUE
                                                           NEW YORK, N.Y.  10020
                                                                    212-830-5200


PROSPECTUS
                                                               December __, 1997
--------------------------------------------------------------------------------


Back Bay Funds Inc. (the "Fund") is an open-end, diversified management investment company currently comprised of the Total Return Bond Fund (the "Portfolio"). The Portfolio's investment objective is to seek to maximize total return. The generation of income is a secondary objective. There is no assurance that these objectives will be achieved. The Portfolio will seek to achieve its objectives by investing primarily in higher quality, fixed and floating-rate debt instruments. There are no sales loads or redemption fees associated with the Portfolio.

The Portfolio offers three classes of shares to retirement plan investors. The Class A shares of the Portfolio are available to corporate, institutional and individual investors ("Institutional Investors") and either are sold directly to Institutional Investors or are sold through financial intermediaries that do not receive compensation from the Manager or Distributor. The Class B shares of the Portfolio are subject to a service fee pursuant to the Portfolio's Rule 12b-1 Distribution and Service Plan (the "12b-1 Plan") and are sold through financial intermediaries who provide servicing to Class B shareholders for which they receive compensation from the Manager or the Distributor. The Class C shares of the Portfolio are available to qualified retirement plan clients of life insurance companies ("Insurance Company Investors") and, as are the Class B shares, the Class C shares are subject to a service fee pursuant to the Portfolio's 12b-1 Plan and [either are sold directly to Insurance Company Investors or] are sold through financial intermediaries who provide servicing to Class C shareholders for which they receive compensation from the Manager or Distributor. Unlike the Class B and Class C shares, the Class A shares are not subject to a service fee. In all other respects, the Class A, Class B and Class C shares represent the same interest in the income and assets of the Portfolio. See "Description of Shares."

This Prospectus sets forth concisely the information about the Portfolio that prospective investors will find helpful in making their investment decisions. Additional information about the Portfolio, including additional information concerning risk factors relating to an investment in the Portfolio, has been filed with the Securities and Exchange Commission ("SEC") and is available upon request and without charge by calling or writing the Portfolio at the above address. The "Statement of Additional Information" bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety. The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information and other reports and information regarding the Portfolio which have been filed electronically with the SEC. This Prospectus should be read and retained by investors for future reference.


Back Bay Advisors, L.P. acts as Manager of the Portfolio and Reich & Tang Distributors L.P. acts as Distributor of the Fund's shares. Back Bay Advisors, L.P. is a registered investment adviser. Reich & Tang Distributors L.P. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

                       MINIMUM INITIAL PURCHASE $1,000,000

Shares in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.



               ---------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT BEING OFFERED VIA THE INTERNET TO RESIDENTS OF PARTICULAR STATES.




613115.9
                                       -1-


                           TABLE OF FEES AND EXPENSES

Estimated Annual Portfolio Operating Expenses
(as a percentage of average net assets)


                                                                                  Total Return
                                                                                   Portfolio
                                                         --------------------------------------------------------------
                                                              Class A            Class B               Class C
Management Fees - After fee waiver                             .085%              .085%                 .085%
12b-1 Fees                                                     None               .25%                  .25%
Other Expenses                                                 .315%              .315%                 .465%
  Administration Fees                                          .15%               .15%                  .15%
Total Portfolio Operating Expenses - After fee waivers         .40%               .65%                  .80%

                                                                                    Total Return Portfolio
                                                                            ---------------------------------------
                                                                              Class A     Class B       Class C
  EXAMPLE
   You would pay the following expenses on a $1,000 investment,       1 year         $4           $7             $8
   assuming 5% annual return and redemption at the end of each time  3 years        $13          $21            $26
   period:

________________________________________________________________________________

The purpose of the above fee table is to assist an investor in understanding the various costs and expenses that an investor in the Portfolio will bear both directly or indirectly. Also, financial intermediaries may impose fees in connection with the purchase and redemption procedures offered to investors by such organizations. (See "Investments through Participating Organizations" herein). The Manager and the Administrator at their discretion may voluntarily waive all or a portion of the Management Fees and Administration Fees and to voluntarily reimburse the Portfolio's other operating expenses to the extent necessary to maintain the Total Portfolio Operating Expenses at not more than
 .40%, .65% and .80% of the Portfolio's average net assets with respect to the Class A, B and C shares, respectively. However, waivers of management and other non-class expenses, if any, will be made in the same proportion for all classes of the Portfolio. The Distributor at its discretion may voluntarily waive all or a portion of the 12b-1 Fee. Absent such waivers, the Management Fee will be .35% of average daily net assets and the Total Portfolio Operating Expenses are anticipated to be .665%, .915% and 1.065% for Classes A, B and C, respectively . The expenses shown are at the levels anticipated for the current year. For a further discussion of these fees see "Management of the Portfolio" and "Distribution and Service Plan" herein.


The figures reflected in this example should not be considered to be a representation of past or future expenses. Actual expenses may be greater or less than those shown above.

--------------------------------------------------------------------------------


PROSPECTUS SUMMARY


The Back Bay Funds Inc. (the "Fund") is an open-end, diversified management investment company currently comprised of the Total Return Bond Fund (the "Portfolio"). The Portfolio's investment objective is to seek to maximize total return. The generation of income is a secondary objective. There is no assurance that these objectives will be achieved. Since the Fund is created for tax-exempt retirement plans, the tax consequences of portfolio activity are not an investment consideration. The Portfolio will seek to achieve its objectives by investing primarily in higher quality, fixed and floating-rate debt instruments.



613115.9
                                       -2-

Since the Portfolio attempts to achieve its objectives by investing primarily in higher quality, fixed and floating-rate debt instruments, at least 80% of its total assets will be invested in investment grade debt instruments issued by corporations based in the United States and abroad, (i.e., rated within one of the four highest ratings categories by a nationally recognized statistical rating organization ("NRSRO"), e.g., BBB or higher by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P") or Baa or higher by Moody's Investor Services, Inc. ("Moody's") or BBB or higher by Fitch Investors Services, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps"). The lowest grade of the investment grade securities may have speculative characteristics. With respect to the 80% of the Portfolio's total assets which will be invested in investment grade debt instruments issued by corporations based in the United States and abroad, no more than 10% of the Portfolio's total assets may be invested in non-dollar denominated foreign obligations issued by corporations and/or governments and agencies thereof. In addition, the Manager expects to maintain a duration to within one and one half years of the duration of the Lehman Aggregate Index.

No more than 20% of the total assets of the Portfolio may be invested in instruments which are below investment grade quality. With respect to the investment allocation to below investment grade quality securities of the Portfolio, the Portfolio must be invested in instruments which are rated B or higher by at least two NRSROs. However, under normal market conditions, the Manager anticipates purchasing instruments that are rated at least BB or BA by a NSRSO.

The percentage limitations referred to above apply at the time an investment is made by the Portfolio. If a security is downgraded subsequent to its purchase by the Portfolio, the Manager will consider whether the investment remains appropriate for the Portfolio, even if retention would cause the Portfolio to exceed these percentage limitations.

The Portfolio may invest in preferred stock, convertible securities, Rule 144A debt, U.S. Government Securities and securities issued or guaranteed by foreign governments (including their political subdivisions, agencies, authorities and/or instrumentalities) ("Foreign Government Securities") and securities issued by supranational agencies. The Portfolio may also invest in mortgage pass through securities including, collateralized mortgage obligations, adjustable rate mortgages, commercial mortgage backed securities, and "stripped" securities evidencing individual ownership interests in interest payments or principal payments, or both. If an investment rated BBB or Baa is downgraded by a nationally recognized statistical rating organization, the Portfolio's Manager will consider whether the investment remains appropriate for the Portfolio. The Portfolio may invest in securities of any maturity and the Portfolio may invest in zero coupon securities.

The Fund's investment manager is Back Bay Advisors, L.P. (the "Manager"), a registered investment adviser. (See "Management of the Fund" herein.) The Portfolio's shares are distributed through Reich & Tang Distributors L.P. (the "Distributor"), with whom the Portfolio has entered into a Distribution Agreement and Shareholder Servicing Agreement (with respect to Class B and C shares of the Portfolio only) pursuant to the Portfolio's distribution and service plan adopted under Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). (See "Distribution and Service Plan" herein.)

On any day on which the New York Stock Exchange, Inc. and Investors Fiduciary Trust Company, the Fund's custodian, are open for trading ("Fund Business Day"), investors may initiate purchases and redemptions of shares of the Portfolio's common stock at their net asset value, which will be determined daily. (See "How to Purchase and Redeem Shares" and "Net Asset Value" herein.) Shares of the Portfolio may be purchased only in those states where they may lawfully be sold. The Portfolio currently intends to pay dividends, if any, monthly. Net capital gains, if any, will be distributed annually, and in no event later than within 60 days after the end of the Fund's fiscal year. All dividends and distributions of capital gains are automatically invested in additional shares of the same class of the Portfolio unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. (See "Dividends, Distributions and Taxes" herein.)

The Fund currently has one Portfolio. The Board of Directors of the Portfolio may in the future determine to establish additional portfolios. Set forth below are the Portfolio's investment objectives and policies. The investment policies for the Portfolio, as well as for any portfolios which the Board of Directors may determine to establish in the future, may be changed by the Board of
Directors of the Portfolio without shareholder approval. The investment objectives for the Portfolio may not be changed without shareholder approval.


613115.9
                                       -3-

An investment in the Portfolio of the Fund entails certain risks, including risks associated with the purchase of restricted securities, non-rated and lower-rated bonds, when-issued securities, foreign securities, mortgage-related securities and "stripped securities." The Portfolio may invest in securities with a below investment grade rating which are considered to be speculative investments. In addition, the Portfolio may use various investment management techniques that also involve special consideration, including options, futures, swap contracts and currency transactions. Risk factors for the Portfolio are further described under "Risk Factors and Additional Investment Information" herein.

INVESTMENT OBJECTIVES, POLICIES AND RISKS


Total Return Bond Fund

The Fund is an open-end, diversified management investment company currently comprised of the Total Return Bond Fund (the "Portfolio"). The Portfolio's investment objective is to seek to maximize total return. The generation of income is a secondary objective. There is no assurance that these objectives will be achieved. The investment objective of the Portfolio, which is described herein, is fundamental and may not be changed without shareholder approval. Since the Fund is created for tax-exempt retirement plans, the tax consequences of portfolio activity are not an investment consideration. The Portfolio will seek to achieve its objectives by investing primarily in higher quality, fixed and floating-rate debt instruments.

Since the Portfolio attempts to achieve its objectives by investing primarily in higher quality, fixed and floating-rate debt instruments, at least 80% of its total assets will be invested in investment grade debt instruments issued by corporations based in the United States and abroad, (i.e., rated within one of the four highest ratings categories by a nationally recognized statistical rating organization, e.g., BBB or higher by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P") or Baa or higher by Moody's Investor Services, Inc. ("Moody's") or BBB or higher by Fitch Investors Services, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps"). The lowest grade of the investment grade securities may have speculative characteristics. With respect to the 80% of the Portfolio's total assets which will be invested in investment grade debt instruments issued by corporations based in the United States and abroad, no more than 10% of the Portfolio's total assets may be invested in non-dollar denominated foreign obligations issued by corporations and/or governments and agencies thereof.

No more than 20% of the total assets of the Portfolio may be invested in instruments which are below investment grade quality. With respect to the investment allocation of the below investment grade quality securities of the Portfolio, as a percentage of the total net assets, at least 15% of the total assets of the Portfolio must be invested in instruments which are rated with the highest below investment grade rating ("BB" or "Ba", respectively). Further, no more than 5% of the total assets may have a split rating of "B/BB" or Ba/B." Additionally, no more than 5% of the total net assets may be invested in dollar denominated emerging market debt.


The Portfolio may invest in preferred stock, convertible securities, Rule 144A debt, U.S. Government Securities and securities issued or guaranteed by foreign governments (including their political subdivisions, agencies, authorities and/or instrumentalities) ("Foreign Government Securities") and securities issued by supranational agencies. The Portfolio may also invest in mortgage pass through securities including, collateralized mortgage obligations, adjustable rate mortgages, commercial mortgage backed securities, and "stripped" securities evidencing individual ownership interests in interest payments or principal payments, or both. If an investment rated BBB or Baa is downgraded by a major rating agency, the Portfolio's Manager will consider whether the investment remains appropriate for the Portfolio. The Portfolio may invest in securities of any maturity and the Portfolio may invest in zero coupon securities.


The Portfolio may engage in a variety of options and futures transactions with respect to U.S. or Foreign Government Securities and corporate fixed-income securities. See "Risk Factors and Additional Investment Information - Options, Futures, Swap Contracts and Currency Transactions" for information about these kinds of transactions.



613115.9
                                       -4-

Risk Factors and Additional Investment Information

Fixed Income Securities: The Portfolio invests principally in fixed-income securities. Because interest rates vary, it is impossible to predict the income of the Portfolio for any particular period. The net asset value of the Portfolio shares will vary as a result of changes in the value of the bonds and other securities in the Portfolio.

Fixed-income  securities  include a broad  array of short,  medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Fixed-income securities are subject to market and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest. In the case of municipal bonds, the issuer may make these payments from money raised through a variety of sources, including (1) the issuer's general taxing power, (2) a specific type of tax such as a property tax, or (3) a particular facility or project such as a highway. The ability of an issuer of municipal bonds to make these payments could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. U.S. Government Securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. Prepayment or call risk both involve the risk that the issuer will repay the Portfolio the principal on the security before it is due, thus depriving the Portfolio of a favorable stream of future interest payments.

Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of the Portfolio's investments in fixed-income securities will also cause the Portfolio's net asset value to increase or decrease.

Convertible Securities: The convertible securities in which the Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. Convertible securities generally have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They usually participate to a lesser degree in the appreciation or other depreciation of the underlying stock into which they are convertible. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.

United States and Foreign Government Securities: Short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality. Although obligations of federal agencies and instrumentalities are not debts of the United States Treasury, in some cases payment of interest and principal on such obligations is guaranteed by the United States Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank.


613115.9
                                       -5-

Obligations of foreign governmental entities include obligations issued or guaranteed by governments with taxing power or by their agencies. Some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision (such as a province of Canada) and some are not. For example, Foreign Government Securities include securities issued by corporations which have been charged with a public purpose and a majority of whose outstanding equity securities are owned by a foreign government or government agency. Such Securities may be supported only by the credit of the issuing corporation and not by that of the government or agency.

Foreign and Emerging Market Securities: Foreign Government Securities and foreign corporate securities present risks not associated with investments in U.S. Government or corporate securities.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Portfolio may purchase securities denominated in foreign currencies, a change in the value of any such currency relative to the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

In addition, although the Portfolio's income may be received or realized in foreign currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Portfolio's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Portfolio could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Portfolio incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign corporate or government issuer than about an U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commission and other fees in some circumstances may be higher than in the United States. With respect to certain foreign countries, there is a possibility of expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations. The Portfolio may have limited legal recourse should a foreign government be unwilling or unable to repay the principal or interest owed.

The Portfolio may also invest in the securities of emerging markets. Investments in emerging markets include investments in countries whose economies and /or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments as discussed above) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in security settlement procedures.

In addition, the Portfolio may invest in securities issued by supranational agencies. Supranational agencies are those agencies whose member nations determine to make capital contributions to support the agencies' activities, and include such entities as the International Bank of Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

Portfolio securities which are listed on foreign exchanges may be traded on days that the Portfolio does not value its securities, such as Saturdays and the customary United States business holidays on which the New

613115.9
                                       -6-

York Stock Exchange ("NYSE") is closed. As a result, the net asset value of the shares of the Portfolio may be significantly affected on days when shareholders do not have access to the Fund.

In determining whether to invest in securities of foreign issuers, the Manager will consider the likely effects of foreign taxes on the net yield available to the Portfolio and its shareholders. Compliance with foreign tax law may reduce the Portfolio's net income available for distribution to shareholders.

Foreign Currency Exchange Transactions: Since the Portfolio may invest in securities that are denominated in foreign currencies or traded in foreign markets, the Portfolio may engage in related foreign currency exchange transactions to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future portfolio holdings are denominated or quoted.

The Portfolio may also engage in transactions in currency forward contracts. A currency forward contract is a contract that obligates parties to the contract to exchange specified amounts of different currencies at a specified future date. For example, a party may agree to deliver a specified number of French francs, in exchange for a specified number of U.S. dollars on a certain date.

From time to time, a portion of the Portfolio's assets may invested in securities that are denominated in foreign currencies or that are traded in markets where purchase or sale transactions settle in a foreign currency. Currency forward contracts may be used both (1) to facilitate settlement of the Portfolio's transactions in these securities and (2) to hedge against possible adverse changes in the relative values of the currencies in which the Portfolio's holdings (or intended future holdings) are denominated.

Currency forward contracts involve transaction costs and the risk that the banks with which a fund enters into such contracts will fail financially. The Manager will, however, monitor the creditworthiness of these banks on an ongoing basis. Successful use of currency forward contracts for hedging purposes also depends on the accuracy of the Manager's forecasts as to future changes in the relative values of currencies. The accuracy of such forecasts cannot be assured. The Fund will set aside with its custodian certain assets to provide for satisfaction of its obligations under currency forward contracts.

Although the Portfolio is permitted to use currency forward contracts, it is not obligated to do so. Thus, the Portfolio will not necessarily be fully (or even partially) hedged against the risk of adverse currency price movements at any given time.

Foreign currency transaction involve costs and may result in losses. See the Statement of Additional Information for more information.

Lower Rated Fixed-Income Securities: Fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed-income securities, including U.S. Government and many Foreign Government Securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a mutual fund investing in lower quality fixed-income securities may be more dependent on the fund's adviser's or subadviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed income securities. The lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P, Moody's, Fitch and Duff & Phelps, please refer to the Statement of Additional Information's Appendix A - Description of Bond Ratings."


613115.9
                                       -7-

Mortgage-Related Securities: Mortgage-related securities, such as GNMA or FNMA certificates, differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Portfolio purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than- expected prepayment rate will have the opposite effect of increasing yield to maturity. If the Portfolio purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Portfolio, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of the Portfolio by increasing the average life of the portfolio securities.

An ARM, like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag behind changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.


Commercial Mortgage Backed Securities: Commercial Mortgage Backed Securities are generally multi- class debt or pass-through securities backed by a mortgage loan or pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail centers and shopping malls, multi-family properties and cooperative apartments, hotels and motels, nursing homes, hospitals, senior living centers, manufactured living communities and mobile home parks. Assets underlying Commercial Mortgage Backed Securities may relate to many properties, only a few properties, or to a single property.

Investments in Commercial Mortgage Backed Securities involve the credit risk of delinquency and default. Delinquency refers to interruptions in the payment of interest and principal. Default refers to the potential for unrecoverable principal loss from the sale of foreclosed property. These risks include the risks inherent in the commercial mortgage loans which support such Commercial Mortgage Backed Securities and the risks associated with direct ownership of real estate. This may be especially true in the case of Commercial Mortgage Backed Securities secured by, or evidencing an interest in, a relatively small or less diverse pool of commercial mortgage loans. The factors contributing to these risks include the effects of general and local economic conditions on real estate values, the conditions of specific industry segments, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants, which in turn may be affected by local conditions such as oversupply of space or a reduction of available space, the ability of the owner to provide adequate maintenance and insurance, changes in management of the underlying commercial property, energy costs, government regulations with respect to environmental, zoning, rent control, bankruptcy and other matters, real estate and other taxes, and prepayments of the underlying commercial mortgage loans (although such prepayments generally occur less frequently than prepayments on residential mortgage loans).


Collateralized Mortgage Obligations: A CMO is a security backed by a portfolio of mortgages or mortgage securities held under an indenture. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. Government or an agency or instrumentality thereof. The issuer's obligation to make

613115.9
                                       -8-
interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Portfolio would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs may be considered derivative securities.


"Stripped" Securities: Stripped securities are usually structured with two or more classes that receive different proportions of the interest and principal distribution from a pool of U.S. or Foreign Government Securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup fully its investments in IOs. The cash flows and yields on IO and PO Classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the yield to maturity of IOs and POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class even if the IO class is rated AAA or Aaa. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. Government or its agencies and are backed by fixed-rate mortgages. The Portfolio intends to abide by the staff's position. As a result of illiquidity, the Portfolio may not be able to sell these instruments when the Manager considers it desirable to do so or may have to sell them at a price lower than could be obtained if they were more liquid. These factors may have an adverse impact on net asset value. Also, the sale of illiquid securities may require more time and result in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in over-the-counter markets. Stripped securities may be considered derivative securities.


Zero Coupon Securities: Zero coupon securities are issued at a significant discount from face value and pay interest only at maturity, rather than at intervals during the life of the security. The prices of zero coupon securities may react more strongly to changes in interest rates than the prices of many other securities. The Portfolio is required to accrue and distribute income from zero coupon securities on a current basis, even though the Portfolio will not receive the income currently in cash. Thus, the Portfolio may have to sell other investments to obtain cash needed to make income distributions.

Options, Futures, Swap Contracts and Currency Transactions: The Portfolio may engage in a variety of transactions involving the use of exchange traded options and futures with respect to U.S. or Foreign Government Securities, corporate fixed-income securities or municipal bonds or indices thereof for purposes of hedging against changes in interest rates.


The Portfolio may buy, sell or write options on securities, securities indexes, currencies or futures contracts. The Portfolio may buy and sell futures contracts on securities, securities indexes or currencies. The Portfolio may also enter into swap contracts. The Portfolio may engage in these transactions either for the purpose of enhancing investment return only against a "covered" position of the Portfolio or to hedge against changes in the value of other assets that the Portfolio owns or intends to acquire. The Portfolio may also conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.


Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other

613115.9
                                       -9-
asset (such as an amount of currency or a futures contract) from, and a put option the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If the Portfolio as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligations under the option.

A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by the Fund exceeds (or is less than) the price of the offsetting purchase, the Portfolio will realize a gain (or loss). The Portfolio may not purchase or sell futures contracts or purchase related options if immediately thereafter the sum of the amount of deposits for initial margin or premiums on the existing futures and related options positions would exceed 5% of the market value of the Portfolio's net assets. Transactions in futures and related options involve the risks of (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) significant price movement in one but not the other market because of different hours, (3) the possible absence of a liquid secondary market at any point in time. If the subadviser's prediction on interest rates or other economic factors is inaccurate, the Fund may be worse off than if it had not hedged. Futures transactions involve potentially unlimited risk of loss.


The Portfolio may enter into interest rate, currency and securities index swaps. The Portfolio will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique, or to protect against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities such as U.S. Treasury securities or the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500").


The value of options purchased by the Portfolio, futures contracts held by the Portfolio and the Portfolio's positions in swap contracts may fluctuate up or down based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Portfolio. All transactions in options, futures or swaps involve costs and the possible risk of loss to the Portfolio of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Portfolio's investment. The Portfolio will be required, however, to set aside with its custodian bank certain assets in amounts sufficient at all times to satisfy its obligations under options, futures and swap contracts.

The successful use of options, futures and swaps will usually depend on the Manager's ability to forecast bond market, currency or other financial market movements correctly. The Portfolio's ability to hedge against adverse changes in the value of securities held in its portfolio through options, futures and swap transactions also depends on the degree of correlation between the changes in the value of futures, options or swap positions and changes in the values of the portfolio securities. The successful use of futures and exchange traded options also depends on the availability of a liquid secondary market to enable the Portfolio to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. Trading hours for options may differ from the trading hours for the underlying securities. Thus, significant price movements may occur in the securities markets that are not reflected in the options market. The foregoing may limit the effectiveness of options as hedging devices. Certain provisions of the Code and certain regulatory requirements may limit the Portfolio's ability to engage in futures, options and swap transactions.


613115.9
                                      -10-

The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments by the Portfolio in options and futures in foreign markets are subject to many of the same risks as are the Fund's other foreign investments. See "Foreign and Emerging Market Securities." For further information, see "Futures, Options and Swap Contracts" in the Statement of Additional Information.

When-Issued Securities: The Portfolio may purchase securities on a when-issued basis. Certain municipal securities are sometimes offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such municipal securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

If the Portfolio purchases a when-issued security, the Portfolio will direct the custodian to place cash or other high grade securities (including municipal securities) in a separate account of the Portfolio in an amount equal to its when-issued commitments. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Portfolio's when-issued commitments. To the extent that funds are in a separate account, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation; may increase the possibility that the Portfolio will incur a short-term gain subject to federal taxation; or may increase the possibility that the Portfolio will incur a short-term loss, if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to minimize these risks. No additional when-issued commitments will be made if more than 10% of the Portfolio's net assets become so committed.

Repurchase Agreements: When the Portfolio purchases securities, it may enter into a repurchase agreement with the seller wherein the seller agrees, at the time of sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. The Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government and the Portfolio may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in United States government securities by the Federal Reserve Bank of New York whose creditworthiness has been reviewed and found to meet the investment criteria of the Portfolio. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the security, and will not be related to the coupon rate of the purchased security. At the time a Portfolio enters into a repurchase agreement the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement. The Portfolio may engage in a repurchase agreement with respect to any security in which the Portfolio is authorized to invest, even though the underlying security may mature in more than one year. The collateral securing the seller's obligation must be of a credit quality at least equal to the Fund's investment criteria for Portfolio securities and will be held by the Fund's custodian or in the Federal Reserve Book Entry System. Nevertheless, if the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Portfolio may incur a loss to the extent that the proceeds it realized on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements may be considered loans to the seller of the underlying security. Income with respect to repurchase agreements is not tax-exempt. If bankruptcy proceedings are commenced with respect to the seller, the Fund's realization upon the collateral may be delayed or limited. The Portfolio may invest no more than 15% of its net assets in illiquid securities including repurchase agreements maturing in more than seven days. See "Investment Restrictions" herein. A Portfolio may, however, enter into "continuing contract" or "open" repurchase

613115.9
                                      -11-
agreements under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis.

Securities purchased pursuant to a repurchase agreement are held by the Fund's custodian and (I) are recorded in the name of the Portfolio with the Federal Reserve Book Entry System or (ii) the Portfolio receives daily written confirmation of each purchase of a security and a receipt from the custodian. The Portfolio purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of purchase.


Lending of Securities: The Portfolio may lend its portfolio securities to qualified institutions as determined by the Manager. By lending its portfolio securities, the Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

The Portfolio will not lend portfolio securities if, as a result, the aggregate of such loan exceeds 331/3% of the value of the Portfolio's total assets
(including such loans). All relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Manager, and will be considered in making decisions with respect to lending of securities, subject to review by the Fund's Board of Directors. The Portfolio may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and their reasonableness is determined by the Fund's Board of Directors.


Rule 144A Securities: The Portfolio may invest in securities issued as part of privately negotiated transactions between an issuer and one or more purchasers. Except with respect to certain commercial paper issued in reliance on the exemption from regulations set forth in Section 4(2) of the Securities Act of 1933 (the "Securities Act") and securities subject to Rule 144A of the Securities Act which are discussed below, these securities are typically not readily marketable and are therefore considered illiquid securities. The price the Portfolio paid for illiquid securities, and any price received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of privately placed securities purchased by the Portfolio will reflect any limitations on their liquidity. As a matter of policy, the Portfolio will not invest more than 15% of the market value of the net assets of the Portfolio in repurchase agreements maturing in over seven days and other illiquid investments.

The Portfolio may purchase securities that are not registered ("restricted securities") under the Securities Act, but can be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act. The Portfolio may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act ("4(2) Paper"). However, the Portfolio will not invest more than 15% of its net assets in illiquid investments, which include securities for which there is no readily available market, securities subject to contractual restriction on resale, certain investments in asset-backed and receivable- backed securities and restricted securities (unless, with respect to these securities and 4(2) Paper, the Fund's Directors continuously determine, based on the trading markets for the specific restricted security, that it is liquid). The Directors may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of restricted securities and 4(2) Paper. The Directors, however, will retain sufficient oversight and be ultimately responsible for these determinations.

PORTFOLIO TURNOVER


Purchases and sales are made for the Portfolio whenever necessary, in the Manager's opinion, to meet the Portfolio's objective. The Manager expects that the turnover of the Portfolio should not exceed 200%. Portfolio turnover may involve the payment by the Portfolio of dealer spreads or underwriting commissions, and other transactions costs, on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover the greater the transaction costs to the Portfolio which could have an effect on the Portfolio which could have an effect on the Portfolio's total rate of return.




613115.9
                                      -12-

INVESTMENT RESTRICTIONS

The Portfolio operates under the following investment restrictions which, together with the investment objective of the Portfolio, may not be changed without shareholder approval and which apply to the Portfolio.

The Portfolio may not:

(1) invest  more than 5% of the total  market  value of the  Portfolio's  assets
    (determined at the time of the proposed investment and giving effect thereto) in the securities of any one issuer other than the United States Government, its agencies or instrumentalities;

(2) invest more than 25% of the value of the Portfolio's total assets in securities of companies in the same industry (excluding United States government securities if the purchase would cause more than 25% of the value of the Portfolio's total assets to be invested in companies in the same industry (for the purpose of this restriction wholly-owned finance companies are considered to be in the industry of their parents if their activities are similarly related to financing the activities of their parents);

(3) acquire securities that are not readily marketable or repurchase agreements calling for resale within more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such illiquid securities;


(4) make loans, except through loans of portfolio securities to qualified investors, and that the Portfolio may purchase the debt securities described above under "Investment Objectives, Policies and Risks" and may enter into repurchase agreements as therein described. The Portfolio will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 331/3% of the value of the portfolio's total assets (including such loans);


(5) borrow money, unless (I) the borrowing does not exceed 15% of the total market value of the assets of the Portfolio with respect to which the borrowing is made (determined at the time of borrowing but without giving effect thereto) and the money is borrowed from one or more banks as a temporary measure for extraordinary or emergency purposes or to meet unexpected redemption requests and furthermore the Portfolio will not make additional investments when borrowings exceed 5% of the Portfolio's net assets or (ii) as otherwise provided herein and permissible under the 1940 Act; and

(6) pledge, mortgage, assign or encumber any of the Portfolio's assets except to the extent necessary to secure a borrowing permitted by clause (4) made with respect to the Portfolio.

MANAGEMENT OF THE FUND

Management and Investment Management Contract

The Fund's Board of Directors, which is responsible for the overall management and supervision of the Fund, has employed Back Bay Advisors, L.P. to serve as the investment manager of the Fund under an Investment Management Contract. The Manager provides persons satisfactory to the Fund's Board of Directors to serve as officers of the Fund. Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote full-time to the affairs of the Fund. The Statement of Additional Information contains general background information regarding each Director and principal officer of the Fund.


The Manager is a Delaware limited partnership and a registered investment adviser under the 1940 Act, with its principal office at 399 Boylston Street, Boston Massachusetts 02116-3310. The Manager provides discretionary investment management services to mutual funds and other institutional investors. Formed in 1986, the Manager now manages 14 mutual fund portfolios and as of June 30, 1997, was investment manager, adviser or supervisor with respect to assets aggregating in excess of $7 billion, primarily mutual fund and institutional fixed-income portfolios. Ms. Catherine L. Bunting and Mr. Peter W. Palfrey are primarily responsible for the day-to-day investment management of the Portfolio. Ms. Bunting has served as Senior Vice President of the Manager since 1988. Mr. Palfrey has served as Senior Vice President of


613115.9
                                      -13-
the Manager since 1993. Prior to 1993, Mr. Palfrey was employed by Mutual of New York Capital Management as a Vice President.


The general partner of the Manager is a special purpose corporation that is an indirect, wholly-owned subsidiary of New England Investment Companies ("NEIC"). NEIC's sole general partner, New England Investment Companies, Inc., is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a mutual life insurance company with $298 billion of assets under management at December 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and service to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which totaled $1.6 trillion at December 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.

NEIC, a limited partnership with approximately $108 billion assets under management, is a holding company offering a broad array of investment styles across a wide range of asset categories through thirteen subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. Its business units, in addition to the Manager, include AEW Capital Management, L.P., Capital Growth Management, L.P., Graystone Partners, L.P., Harris Associates, L.P., Jurika & Voyles, L.P., Loomis, Sayles & Company, L.P., New England Funds, L.P., New England Investment Associates, Inc., Reich & Tang Asset Management, L.P., Snyder Capital Management, Inc., Vaughan, Nelson, Scarborough & McConnell, L.P. and Westpeak Investment Advisors, L.P. These affiliates in the aggregate are investment advisers or managers to more than 80 other registered investment companies.


Pursuant to the Investment Management Contract for the Portfolio, the Manager manages the Portfolio's portfolio of securities and makes the decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Portfolio. Under the Investment Management Contract, the Portfolio will pay an annual management fee of .35% of the Portfolio's average daily net assets. The management fees are accrued daily and paid monthly. The Manager, at its discretion, may voluntarily waive all or a portion of the Management Fee. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Portfolio Shares. (See "Distribution and Service Plan" herein.)

The Investment Management Contract is terminable without penalty by the Fund on sixty days written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board of Directors, or by the Manager on sixty days written notice, and will automatically terminate in the event of its assignment. The Investment Management Contract provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or of reckless disregard of its obligations thereunder, the Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.

The Manager or Administrator, at its discretion, may waive its rights to any portion of the management fee or the administrative services fee, respectively, and may use any portion of the management fee and the administrative services fee for purposes of shareholder and administrative services and distribution of the Fund's shares. There can be no assurance that such fees will be waived in the future (see "Distribution and Service Plan" herein).


On December 1, 1997, the Board of Directors, including a majority of the Directors who are not interested persons (as defined in the 1940 Act) of the Portfolio or the Manager, approved the Investment Management Contract effective December ___, 1997, which has a term which extends to November __, 1999 and may be continued in force thereafter for successive twelve-month periods beginning each December 1, provided that a majority vote of the Portfolio's outstanding voting securities or by a majority of the directors who are not parties to the Investment Management Contract or interested persons of any such party, approve the continuation of the Investment Management Contract by votes cast in person at a meeting called for the purpose of voting on such matter. The Investment Management Contract was approved by the sole shareholder of the Portfolio on November 26, 1997.



613115.9
                                      -14-

Administrator and Administrative Services Contract


Reich & Tang Asset Management L.P. with its principal office at 600 Fifth Avenue, New York, NY 10020 is the administrator of the Fund (the "Administrator"). Pursuant to an Administrative Services Agreement for the Portfolio, the Administrator performs clerical, accounting supervision and office service functions for the Portfolio and provides the Portfolio with personnel to (i) supervise the performance of bookkeeping and related services by Investors Fiduciary Trust Company, the Fund's bookkeeping agent; (ii) prepare reports to and filings with regulatory authorities; and (iii) perform such other administrative services as the Portfolio may from time to time request of the Administrator. The personnel rendering such services may be employees of the Administrator or its affiliates. The Administrator, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Agreement, the Administrator receives an annual fee equal to .15% of the Portfolio's average daily net assets up to $100 million, .125% of the next $150 million of such assets,.10% of the next $250 million of such assets and .075% of such assets over $500 million, with a minimum monthly fee of $8,000. Any portion of the total fees received by the Administrator and its past profits may be used to provide shareholder services and for distribution of Portfolio shares. (See "Distribution and Service Plan " herein.) The fees are accrued daily and paid monthly.

In addition, Reich & Tang Distributors L.P., the Distributor, receives a servicing fee equal to .25% per annum of the average daily net assets of the Class B and Class C shares (the "Shareholder Servicing Fee") of the Portfolio under the Shareholder Servicing Agreements (with respect to the Class B and C shares). The fees are accrued daily and paid monthly. Investment management fees and operating expenses, which are attributable to all Classes of shares of the Portfolio, will be allocated daily to each Class of shares based on the percentage of shares outstanding for each Class at the end of the day.


Fees

See "Expense Limitation" in the Statement of Additional Information.

DESCRIPTION OF SHARES


The Fund was incorporated in the State of Maryland on August 15, 1997. The authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Fund currently has only one portfolio. Except as noted below, each share when issued will have equal dividend, distribution and liquidation rights within the series for which it was issued, and each fractional share has rights in proportion to the percentage it represents of a whole share. Generally, all shares will be voted in the aggregate, except if voting by Class is required by law or the matter involved affects only one Class, in which case shares will be voted separately by class. Shares of all series have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. There are no conversion or preemptive rights in connection with any shares of the Portfolio. All shares when issued in accordance with the terms of the offering will be fully paid and non-assessable. Shares of the Fund are redeemable at net asset value, at the option of the shareholders. On November 26, 1997, the Manager purchased $100,000 of the Fund's shares at an initial subscription price of $10.00 per share.

The Portfolio is subdivided into three classes of common stock, Class A, Class B and Class C. Each share, regardless of class, will represent an interest in the same portfolio of investments and will have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations and terms and conditions, except that: (i) the Class A, Class B and Class C shares will have different class designations; (ii) only the Class B and C shares will be assessed a service fee of .25% of the average daily net assets of the Class B and C shares of the Portfolio pursuant to the Rule 12b-1 Distribution and Service Plan of the Portfolio; and (iii) only the holders of the Class B and C shares would be entitled to vote on matters pertaining to the Plan and any related agreements in accordance with provisions of Rule 12b-1. Payments that are made under the Plan will be calculated and charged daily to the appropriate class prior to determining daily net asset value per share and dividend/distributions.



613115.9
                                      -15-

Under its Articles of Incorporation the Fund has the right to redeem, for cash, shares of the Fund owned by any shareholder to the extent and at such times as the Fund's Board of Directors determines to be necessary or appropriate to prevent any concentration of share ownership which would cause the Fund to become a "personal holding company" for Federal income tax purposes. In this regard, the Fund may also exercise its right to reject purchase orders.

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Fund's By-laws provide the holders of one-third of the outstanding shares of the Fund present at a meeting in person or by proxy will constitute a quorum for the transaction of business at all meetings.

HOW TO PURCHASE AND REDEEM SHARES


Investors who have accounts with Participating Organizations may invest in the Fund through their Participating Organizations in accordance with the procedures established by the Participating Organizations. "Participating Organizations" are securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. Certain Participating Organizations are compensated by the Distributor from its Shareholder Servicing Fee and by the Manager from its management fee for the performance of these services. An investor who purchases shares through a Participating Organization that receives payment from the Manager or the Distributor will become a Class B or Class C shareholder. (See "Investments Through Participating Organizations" herein.) All other investors, and investors who have accounts with Participating Organizations but who do not wish to invest in the Portfolio through their Participating Organizations, may invest in the Portfolio directly as Class A shareholders of the Portfolio and not receive the benefit of the servicing functions performed by a Participating Organization. Class A shares may also be offered to investors who purchase their shares through Participating Organizations who do not receive compensation from the Distributor or the Manager because they may not be legally permitted to receive such as fiduciaries. The Manager pays the expenses incurred in the distribution of Class A shares. Participating Organizations whose clients become Class A shareholders will not receive compensation from the Manager or Distributor for the servicing they may provide to their clients. (See "Direct Purchase and Redemption Procedures" herein.) With respect to each Class of shares, the minimum initial investment in the Fund with respect to the Portfolio is $1,000,000. The minimum amount for subsequent investments is $10,000 for all shareholders.


The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a sales charge for either sales or redemptions. All transactions in Fund shares are effected through the Fund's transfer agent which accepts orders for purchases and redemptions from the Distributor and from shareholders directly.

In order to maximize earnings on the Portfolio, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require immediate settlement in Funds of Federal Reserve member banks on deposit at a Federal Reserve bank (commonly known as "Federal Funds"). Accordingly, the Fund does not accept a subscription or invest an investor's payment in portfolio securities until the payment has been converted into Federal Funds.

Shares will be issued as of the first determination of the Fund's net asset value per share for each Class made after acceptance of the investor's purchase order. An investor's funds will not be invested by the Fund during the period before the Fund's receipt of Federal Funds and its issuance of Fund shares. The Fund reserves the right to reject any purchase order to its shares.


Shares are issued as of 4:00 p.m., New York City time, on any Fund Business Day, as defined herein, on which an order for the shares and accompanying Federal Funds are received by the Fund's transfer agent before 4:00 p.m., New York City time. Fund shares begin accruing income on the day after the shares are issued to an investor.



613115.9
                                      -16-

There is no redemption charge, no minimum period of investment and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check or bank wire. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all the shares of the Fund he owns, all dividends credited to the shareholder through the date of redemption are paid to the shareholder in addition to the proceeds of the redemption.

The date of payment upon redemption may not be postponed for more than seven days after shares are tendered for redemption, and the right of redemption may not be suspended, except for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.


Redemption requests received by the Fund's transfer agent before 4:00 p.m., New York City time, on any Fund Business Day become effective at 4:00 p.m. that day. Shares redeemed are not entitled to participate in dividends declared on the day or after the day a redemption becomes effective.


The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in his account after a withdrawal is less than $250,000. Written notice of any such mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts. During the notice period any shareholder who receives such a notice may (without regard to the normal $10,000 requirement for an additional investment) make a purchase of additional shares to increase his total net asset value at least to the minimum amount and thereby avoid such mandatory redemption.

The Fund has reserved the right to charge individual shareholder accounts for expenses actually incurred by such account for wire transfers and certain other shareholder expenses, as well as to impose a monthly service charge for accounts whose net asset value falls below the minimum amount.

Investments Through Participating Organizations

Participant Investors may, if they wish, invest in the Fund through the Participating Organizations with which they have accounts. "Participating Organizations" are securities brokers, banks, financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to their customers who are shareholders in the Fund each purchase and redemption of Fund shares for the customers' accounts. Also, Participating Organizations may send their customers periodic account statements showing the total number of Fund shares owned by each customer as of the statement closing date, purchases and redemptions of Fund shares by each customer during the period covered by the statement and the income earned by Fund shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Portfolio directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures offered to Participant Investors by the Participating Organizations. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than by investing in

613115.9
                                      -17-
the Portfolio directly. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.


In the case of qualified Participating Organizations, orders received by the Fund's transfer agent before 4:00 p.m., New York City time, on a Fund Business Day, without accompanying Federal Funds will result in the issuance of shares on that day provided that the Federal Funds required in connection with the orders are received by the Fund's transfer agent before 4:00 p.m., New York City time, on that day. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.


DIRECT PURCHASE AND
REDEMPTION PROCEDURES


The following purchase and redemption procedures apply to investors who wish to invest in the Fund directly. Class B shares purchased by retirement plan investors may be purchased by check or bank wire. Class A and Class C shares may be purchased by bank wire only. These investors may obtain the subscription order form necessary to open an account by telephoning the Fund at either 212-830-5220 (within New York State) or at 800-241-3263 (toll free outside New York State).


All shareholders will receive from the Fund a monthly statement listing the total number of shares of the Portfolio owned as of the statement closing date, purchases and redemptions of shares of the Portfolio during the month covered by the statement and the dividends paid on shares of the Portfolio of each shareholder during the statement period (including dividends paid in cash or reinvested in additional shares of the Portfolio). Certificates for Fund shares will not be issued to an investor.

Initial Purchase of Shares

Mail

Class B share investors may send a check made payable to the Fund along with a completed subscription order form to:

    Back Bay Funds, Inc.
    c/o Reich & Tang Funds
    600 Fifth Avenue-8th Floor
    New York, New York 10020


Checks are accepted subject to collection at full value in United States currency.


Bank Wire


To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor should first obtain a new account number by telephoning the Fund at either [212-830-5220] (within New York State) or at 800-241-3263
(outside New York State) and then instruct a member commercial bank to wire money immediately to:


Investors Fiduciary Trust Company


    ABA #101003621
    Reich & Tang Funds
    DDA #890752-955-4
    For Back Bay Funds, Inc.
    Total Return Portfolio
    Account of (Investor's Name)
    Portfolio Account # ____________________
    SS #/Tax I.D.#   ____________________


613115.9
                                      -18-

The investor should then promptly complete and mail the subscription order form.


An investor planning to wire the Fund should instruct his bank early in the day so the wire transfer can be accomplished the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 4:00 p.m., New York City time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.


Subsequent Purchases of Shares

Subsequent purchases can be made by personal delivery or by bank wire, as indicated above, or by mailing a check to:

Back Bay Funds, Inc.
Mutual Funds Group
P.O. Box 13232
Newark, New Jersey  07101-3232


There is a $10,000 minimum for subsequent purchases of shares. All payments should clearly indicate the shareholder's account number.


Provided that the information on the subscription order form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new subscription order form at any time during the year the shareholder's account is closed or during the following calendar year.

Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Class of the Portfolio following receipt by the Fund's transfer agent of the redemption order. Normally payment for redeemed shares is made on the Fund
Business Day the redemption is effected, provided the redemption request is received prior to 5:00 p.m., New York City time. However, redemption requests will not be effected unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, currently considered by the Fund to occur within 15 days after investment.

A shareholder's original subscription order form permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee. When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

Written Requests

Shareholders may make a redemption in any amount by sending a written request to:

    Back Bay Funds, Inc.
    c/o Reich & Tang Funds
    600 Fifth Avenue-8th Floor
    New York, New York 10020

All written requests for redemption must be signed by the shareholder with signature guaranteed. Normally the redemption proceeds are paid by check mailed to the shareholder of record.

613115.9
                                      -19-

Telephone

The Fund accepts telephone requests for redemption from shareholders who elect this option. The proceeds of a telephone redemption will be sent to the shareholder at his address or to his bank account as set forth in the subscription order form or in a subsequent signature guaranteed written authorization. Redemptions following an investment by check will not be effected until the check has cleared, which could take up to 15 days after investment. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service, and thus shareholders risk possible loss of dividends in the event of a telephone redemption which was not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days written notice to shareholders.


A shareholder making a telephone withdrawal should call the Fund at 212-830-5220; outside New York State at 800-241-3263 and state (i) the name of the shareholder appearing on the Fund's records, (ii) his account number with the Fund, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually, the proceeds are sent to the investor on the same Fund Business Day the redemption is effected, provided the redemption request is received prior to 4:00 p.m., New York City time.


RETIREMENT PLANS


The Fund has available a form of Individual Retirement Account ("IRA") for investment in Fund shares. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.

The minimum initial investment for all such retirement plans is $1,000. The minimum for all subsequent investments is $100.


Under the Internal Revenue Code of 1986, as amended (the "Code"), individuals may make wholly or partly tax deductible IRA contributions of up to $2,000 annually, depending on whether they are active participants in an employer sponsored retirement plan and on their income level. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a combined maximum of $4,000 annually to either or both IRAs provided that no more than $2,000 may be contributed to the IRA of either spouse.


Investors should be aware that they may be subject to penalties or additional tax on contributions or withdrawals from IRAs or other retirement plans which are not permitted by the applicable provisions of the Code, and, prior to a withdrawal, shareholders may be required to certify their age and awareness of such restrictions in writing. Persons desiring information concerning investments through IRAs or other retirement plans should write or telephone the Distributor at 600 Fifth Avenue, New York, New York 10020, (212) 830- 5200.



DISTRIBUTION AND SERVICE PLAN


Pursuant to Rule 12b-1 under the 1940 Act, the SEC has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. Effective December ___, 1997, the Fund's Board of Directors and Class B shareholders adopted a distribution and service plan (the "Plan") and, pursuant to the Plan, the Portfolio and Reich & Tang Distributors L.P. (the "Distributor") entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class B and Class C shares of the Portfolio only).


613115.9
                                      -20-

Reich & Tang Asset Management, Inc. serves as the sole general partner for both Reich & Tang Asset Management L.P. and Reich & Tang Distributors L.P., and Reich & Tang Asset Management L.P. serves as the sole limited partner of the Distributor.

Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.


Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Class B and C shares, a service fee equal to .25% per annum of the Class B and C shares' average daily net assets, respectively, (the "Shareholder Servicing Fee"), for providing personal shareholder services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly and any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Class B and C shares of the Portfolio. The Class A shareholders do not receive the benefit of such services from Participating Organizations or receive the benefit of such services from other financial intermediaries who receive compensation from the Manager or Distributor and, therefore, will not be assessed a Shareholder Servicing Fee.

The Plan and the Shareholder Servicing Agreement (with respect to the Class B and C shares) provide that, in addition to the Shareholder Servicing Fee, the Portfolio will pay for (i) telecommunications expenses including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Class B and C shares and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Portfolio and preparing and printing subscription application forms for shareholder accounts.

The Plan provides that, with respect to Class B and C shares, the Manager and Administrator may make payments from time to time from their own resources, which may include the management fee, the administration fee and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Class B and C shares of the Portfolio; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Class B and C shares; and (iii) to pay the costs of printing and distributing the Portfolio's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's Class B and C shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to Class B and C shares) and past profits, for the purposes enumerated in (i) above. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Portfolio is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract or the Shareholder Servicing Agreement in effect for that year.

The life insurance companies whose qualified retirement plan clients may purchase Class C shares of the Portfolio have contracted with the Distributor to perform certain sub-transfer agent accounting services for the Insurance Company Investors. In consideration of the provisions of these sub-transfer agency accounting services, the life insurance companies will receive sub-transfer agency fees from the Distributor or its affiliate, the Fund's transfer agent. As a result of the payment of the sub-transfer agency accounting fees to these insurance companies relating to qualified retirement plan services, Class C shares will have higher transfer agency charges than the other classes of the Portfolio.



The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities. However, in the opinion of the Manager based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above. The Fund's Board of Directors

613115.9
                                      -21-
will consider appropriate modifications to the Fund's operations, including discontinuance of any payments then being made under the Plan to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services. It is not anticipated that the discontinuance of payments to such an institution would result in loss to shareholders or change in the Fund's net asset value. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

In accordance with Rule 12b-1, the Plan provides that all written agreements relating to the Plan entered into between either the Fund or the Distributor and Participating Organizations or other organizations must be in a form satisfactory to the Fund's Board of Directors. In addition, the Plan requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made.


The Plan provides that it may continue in effect for successive annual periods provided it is approved by the Fund's shareholders or by the Board of Directors, including a majority of directors who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plan, or agreements related to the Plan. The Plan was approved by a majority of its shareholders on December __, 1997. The Plan further provides that it may not be amended to increase materially the costs which may be spent by the Fund for distribution pursuant to the Plan without shareholder approval, and the other material amendments must be approved by the directors in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of a majority of the disinterested directors of the Fund or the Fund's shareholders.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same Class shares of the Portfolio having an aggregate net asset value as of the payment date of such dividend or distribution equal to the cash amount of such dividend or distribution. Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Except as described herein, the Portfolio's net investment income (including net realized short-term capital gains, if any) will be declared as a dividend on the Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund generally pays dividends monthly after the close of business on the last calendar day of each month or after the close of business on the previous Fund Business Day if the last calendar day of each month is not a Fund Business Day. Capital gains distributions, if any, will be made at least annually, and in no event later than 60 days after the end of the Fund's fiscal year. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

The Class B shares will bear the Shareholder Servicing Fee under the Plan. As a result, the net income of and the dividends payable to the Class B shares will be lower than the net income of and dividends payable to the Class A or Class C shares of the Portfolio. Dividends paid to each Class of shares of the Fund will, however, be declared and paid on the same days at the same times and, except as noted with respect to the Shareholder Servicing Fee payable under the Plan, will be determined in the same manner and paid in the same amounts.

The Fund intends to qualify for and elect special treatment applicable to a "regulated investment company" under the Internal Revenue Code of 1986, as amended, for the Portfolio. To qualify as a regulated

613115.9
                                      -22-
investment company, the Portfolio must meet certain complex tests concerning its investments and distributions. For each year the Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on income distributed to its shareholders in the form of dividends or capital gains distributions. Additionally, the Portfolio will not be subject to a federal excise tax if the Portfolio distributes at least 98% of its ordinary income and 98% of its capital gain income to its shareholders. Dividends of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income but will not be eligible, in the case of corporate shareholders, for the dividend-received deduction.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to shareholder who have not complied with IRS regulations. In connection with this withholding requirement, a shareholder will be asked to certify on his application that the social security or tax identification number provided is correct and that the shareholder is not subject to 31% backup withholding for previous underreporting to the IRS.

Distributions that are derived from interest on certain obligations of the United States Government and agencies thereof may be exempt from state and local taxes in certain states. Investors should consult their own tax advisers regarding specific questions as to Federal, state or local taxes.

PERFORMANCE INFORMATION


The Portfolio, on behalf of each Class and computed separately for each Class of shares, may from time to time include its yield, total return, and average annual total return in advertisements or information furnished to present or prospective shareholders. The performance for each Class of shares may vary due to variations in expenses of each Class of shares. The Portfolio may also from time to time include in advertisements the ranking of those performance figures relative to such figures for groups of mutual funds categorized by the Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar Inc., Wiesenberger Investment Company Service, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Bank Rate Monitor, and The Wall Street Journal as having the same investment objectives.

The Manager may also include the performance of its Separate Bond Accounts ("SBA"), retirement plan client accounts managed by the Manager since 1986 to which the Manager has applied the same investment styles and techniques that the Manager intends to apply to the management of the Portfolio and for which the Manager has full discretionary authority to manage. This performance information relates to the Manager's management of retirement plan accounts and should not be interpreted as indicative of the future performance of the Portfolio.


Average annual total return is a measure of the average annual compounded rate of return of [$1,000] invested at the maximum public offering price over a specified period, which assumes that any dividends or capital gains distributions are automatically reinvested in the Portfolio rather than paid to the investor in cash. Total return is calculated with the same assumptions and shows the aggregate return on an investment over a specified period.


The formula for total return used by the Portfolio includes three steps: (1) adding to the total number of shares purchased by the hypothetical investment in the portfolio all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment and annualizing the result for periods of less than one year.


The Portfolio computes yield by annualizing net investment income in a particular class per share for a recent 30-day period and dividing that amount by a Portfolio's share's maximum public offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. The Portfolio's yield will vary from time to time depending upon market conditions, the composition of the Portfolio and operating expenses of the Portfolio.

613115.9
                                      -23-

Total return and yield may be stated with or without giving effect to any expense limitations in effect for the Portfolio.

The Fund's Annual Report to shareholders will contain information regarding the Fund's Performance and, when available, will be provided without charge, upon request.

NET ASSET VALUE


The Fund determines the net asset value of the shares of the Fund (computed separately for each Class of shares) of the Fund as of 4:00 p.m., New York City time, by dividing the value of each Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding of the Fund at the time the determination is made. The Fund determines its net asset value on each Fund Business Day. Fund Business Day for this purpose means any day on which the Fund's custodian is open for trading. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order. (See "Purchase and Redemption of Shares" and "Other Purchase and Redemption Procedures" herein.)

Municipal obligations are priced on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The valuations provided by such pricing service will be based upon fair market value determined most likely on the basis of the factors listed above. If a pricing service is not used, municipal obligations will be valued at quoted prices provided by municipal bond dealers. Non-tax-exempt securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by the Board of Directors.


GENERAL INFORMATION


The Fund was incorporated under the laws of the State of Maryland on August 15, 1997 and it is registered with the SEC as a non-diversified, open-end, management investment company.


The Fund prepares semi-annual unaudited and annual audited reports which include a list of investment securities held by the Fund and which are sent to shareholders.

As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-laws of the Fund provide for annual meetings only (a) for the election of directors, (b) for approval of revised investment advisory contracts with respect to a particular class or series of stock, (c) for approval of revisions to the Fund's distribution agreement with respect to a particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than 25% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the Act including the removal of Fund director(s) and communication among shareholders, any registration of the Fund with the SEC or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of the shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such a meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement filed with the SEC and copies thereof may be obtained upon payment of certain duplicating fees.


613115.9
                                      -24-

CUSTODIAN AND TRANSFER AGENT


Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, is the custodian for the Fund's cash and securities. Reich & Tang Services L.P., 600 Fifth Avenue, New York, New York 10020 is the transfer agent and dividend agent for the shares of the Fund. The Fund's custodian and transfer agent do not assist in, and are not responsible for, investment decisions involving assets of the Fund.


613115.9
                                      -25-

TABLE OF CONTENTS
BACK BAY FUNDS,
INC.
PROSPECTUS

December __, 1997






TABLE OF FEES AND EXPENSES.....................................................2

PROSPECTUS SUMMARY.............................................................2

INVESTMENT OBJECTIVES, POLICIES
AND RISKS......................................................................4


PORTFOLIO TURNOVER............................................................12


INVESTMENT RESTRICTIONS.......................................................12


MANAGEMENT OF THE FUND........................................................13
         Management and Investment
                  Management Contract.........................................13
         Administrator and Administrative
                  Services Contract...........................................14
         Fees     ............................................................14

DESCRIPTION OF SHARES.........................................................15

HOW TO PURCHASE AND REDEEM
SHARES........................................................................15
         Investments Through Participating
                  Organizations...............................................17

DIRECT PURCHASE AND
REDEMPTION PROCEDURES.........................................................17
         Initial Purchase of Shares...........................................18
         Subsequent Purchases of Shares.......................................18
         Redemption of Shares.................................................19

RETIREMENT PLANS..............................................................20


DISTRIBUTION AND SERVICE PLAN.................................................20


DIVIDENDS, DISTRIBUTIONS AND TAXES
 ..............................................................................22

PERFORMANCE INFORMATION.......................................................23


NET ASSET VALUE...............................................................23


GENERAL INFORMATION...........................................................24


CUSTODIAN AND TRANSFER AGENT..................................................24


613115.9

BACK BAY                                    600 Fifth Avenue, New York, NY 10020
FUNDS, INC.                                 (212) 830-5200
--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION


                                December __, 1997

Back Bay Funds, Inc. (the "Fund") is an open-end, diversified management investment company currently comprised of the Total Return Bond Fund (the "Portfolio"). The Portfolio's investment objective is to seek to maximize total return.

This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's prospectus dated December __, 1997 (the "Prospectus"). This Statement of Additional Information contains additional and expands upon information set forth in the Prospectus and should be read in conjunction with the Prospectus. Additional copies of the Prospectus may be obtained without charge by either writing or telephoning the Fund at the address or telephone number set forth above. Table of Contents


Investment Objectives, Policies and Risks.............          Management of the Fund................................
   Foreign and Emerging Market Securities.............             Compensation Table.................................
   Lower-Rated Securities.............................             Counsel and Auditors...............................
   Mortgage-Related Securities........................          Distribution and Service Plan.........................
   Collateralized Mortgage Obligations................          The Glass-Steagall Act ...............................
   Stripped Securities................................          Description of Shares.................................
   Options, Futures, Swap Contracts and                         Dividends, Distributions and Taxes....................
   Currency Transactions..............................
Investment Restrictions...............................          Custodian and Transfer Agent..........................
Portfolio Transactions................................          Performance Information...............................
How to Purchase and Redeem Shares.....................          Net Asset Value.......................................
Manager...............................................          Description of Ratings................................
   Expense Limitation.................................          Independent Auditor's Report..........................
                                                                Financial Statements..................................





621733.6
                                                        -1-

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--------------------------------------------------------------------------------






INVESTMENT OBJECTIVES, POLICIES AND RISKS


As stated in the Prospectus, the Fund is an open-end, diversified management investment company currently comprised of the Total Return Bond Fund (the "Portfolio"). The Portfolio's investment objective is to seek to maximize total return. The generation of income is a secondary objective. There is no assurance that these objectives will be achieved. The investment objective of the Portfolio, which is described herein, is fundamental and may not be changed without shareholder approval. Since the Fund is created for tax-exempt retirement plans, the tax consequences of portfolio activity are not an investment consideration. The Portfolio will seek to achieve its objectives by investing primarily in higher quality, fixed and floating-rate debt instruments.


Since the Portfolio attempts to achieve its objectives by investing primarily in higher quality, fixed and floating-rate debt instruments, at least 80% of its total assets will be invested in investment grade debt instruments issued by corporations based in the United States and abroad, (i.e., rated within the four highest ratings categories by a nationally recognized statistical rating organization, e.g., BBB or higher by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P") or Baa or higher by Moody's Investor Services, Inc. ("Moody's") or BBB or higher by Fitch Investors Services, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps"). The lowest grade of the investment grade securities may have speculative characteristics. With respect to the 80% of the Portfolio's total assets which will be invested in investment grade debt instruments issued by corporations based in the United States and abroad, no more than 10% of the Portfolio's total assets may be invested in non-dollar denominated foreign obligations issued by corporations and/or governments and agencies thereof.


No more than 20% of the total assets of the Portfolio may be invested in instruments which are below investment grade quality. With respect to the investment allocation of the below investment grade quality securities of the Portfolio, as a percentage of the total net assets, at least 15% of the total assets of the Portfolio must be invested in instruments which are rated with the highest below investment grade rating "("BB" or "Ba", respectively). Further, no more than 5% of the total assets may have a split rating of "B/BB" or Ba/B". Additionally, no more than 5% of the total assets may be invested in dollar denominated emerging market debt. The Portfolio may invest in preferred stock, convertible securities, Rule 144A debt, U.S. Government Securities and securities issued or guaranteed by foreign governments (including their political subdivisions, agencies, authorities and/or instrumentalities) ("Foreign Government Securities") and securities issued by supranational agencies.


The Portfolio may also invest in mortgage pass through securities including, collateralized mortgage obligations, adjustable rate mortgages, commercial mortgage backed securities, and "stripped" securities evidencing individual ownership interests in interest payments or principal payments, or both. If an investment rated BBB or Baa is downgraded by a major rating agency, the Portfolio's Manager will consider whether the investment remains appropriate for the Portfolio. The Portfolio may invest in securities of any maturity and the Portfolio may invest in zero coupon securities.

The Portfolio may engage in a variety of options and futures transactions with respect to U.S. or Foreign Government Securities and corporate fixed-income securities. See "Risk Factors and Additional Investment Information - Options, Futures, Swap Contracts and Currency Transactions" for information about these kinds of transactions.


621733.6
                                       -2-

--------------------------------------------------------------------------------



Risk Factors and Additional Investment Information

Foreign and Emerging Market Securities: Foreign Government Securities and foreign corporate securities present risks not associated with investments in U.S. Government or corporate securities.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Portfolio may purchase securities denominated in foreign currencies, a change in the value of any such currency relative to the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

In addition, although the Portfolio's income may be received or realized in foreign currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Portfolio's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Portfolio could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Portfolio incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign corporate or government issuer than about an U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commission and other fees in some circumstances may be higher than in the United States. With respect to certain foreign countries, there is a possibility of expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations. The Portfolio may have limited legal recourse should a foreign government be unwilling or unable to repay the principal or interest owed.

The Portfolio may also invest in the securities of emerging markets. Investments in emerging markets include investments in countries whose economies and /or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments as discussed above) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in security settlement procedures.

In addition, the Portfolio may invest in securities issued by supranational agencies. Supranational agencies are those agencies whose member nations determine to make capital contributions to support the agencies' activities, and include such entities as the International Bank of Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

Portfolio securities which are listed on foreign exchanges may be traded on days that the Portfolio does not value its securities, such as Saturdays and the customary United States business holidays on which the New



621733.6
                                       -3-

--------------------------------------------------------------------------------



York Stock Exchange ("NYSE") is closed. As a result, the net asset value of the shares of the Portfolio may be significantly affected on days when shareholders do not have access to the Fund.

In determining whether to invest in securities of foreign issuers, the Manager will consider the likely effects of foreign taxes on the net yield available to the Portfolio and its shareholders. Compliance with foreign tax law may reduce the Portfolio's net income available for distribution to shareholders.

Lower Rated Securities: Fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed-income securities, including U.S. Government and many Foreign Government Securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a mutual fund investing in lower quality fixed-income securities may be more dependent on the fund's adviser's or subadviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed income securities. The lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P, Moody's, Fitch and Duff & Phelps, please refer to the Statement of Additional Information's Appendix A - Description of Bond Ratings."

Mortgage-Related Securities: Mortgage-related securities, such as GNMA or FNMA certificates, differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Portfolio purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will have the opposite effect of increasing yield to maturity. If the Portfolio purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than- expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Portfolio, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of the Portfolio by increasing the average life of the portfolio securities.

An ARM, like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag behind changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable

621733.6
                                       -4-

--------------------------------------------------------------------------------



rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

Collateralized Mortgage Obligations: A CMO is a security backed by a portfolio of mortgages or mortgage securities held under an indenture. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. Government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Portfolio would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs may be considered derivative securities.

In a CMO, a series of bonds or certificates are issued in multiple classes. Each class of CMOs, often referred to as a "tranche," may be issued with a specific fixed or floating coupon rate and has a stated maturity or final scheduled distribution date. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final scheduled distribution dates. Interest is paid or accrues on CMOs on a monthly, quarterly or semi-annual basis. The principal of, and interest on, the Mortgage Assets may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on certain other Mortgage-Backed Securities. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on Mortgage-Backed Securities with similar average lives. Because of the uncertainty of the cash flows on these tranches, the market prices of and yields on these tranches are more volatile. The Fund may purchase CMOs that have been sold in public offerings registered under the Securities Act of 1933 or in private placements. CMOs acquired in private placements will be subject to certain restrictions on resale and accordingly will have limited marketability.

"Stripped" Securities: Stripped securities are usually structured with two or more classes that receive different proportions of the interest and principal distribution from a pool of U.S. or Foreign Government Securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. Government or its agencies and are backed by fixed-rate mortgages. The Portfolio intends to abide by the staff's position. Stripped securities may be considered derivative securities.

Options, Futures, Swap Contracts and Currency Transactions: The Portfolio may engage in a variety of transactions involving the use of exchange traded options and futures with respect to U.S. or Foreign Government Securities, corporate fixed-income securities or municipal bonds or indices thereof for purposes of hedging against changes in interest rates.




621733.6
                                       -5-

--------------------------------------------------------------------------------



The Portfolio may buy, sell or write options on securities, securities indexes, currencies or futures contracts. The Portfolio may buy and sell futures contracts on securities, securities indexes or currencies. The Portfolio may also enter into swap contracts. The Portfolio may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Portfolio owns or intends to acquire. The Portfolio may also conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If the Portfolio as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligations under the option.

A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by the Fund exceeds (or is less than) the price of the offsetting purchase, the Portfolio will realize a gain (or loss). The Portfolio may not purchase or sell futures contracts or purchase related options if immediately thereafter the sum of the amount of deposits for initial margin or premiums on the existing futures and related options positions would exceed 5% of the market value of the Portfolio's net assets. Transactions in futures and related options involve the risks of (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) significant price movement in one but not the other market because of different hours, (3) the possible absence of a liquid secondary market at any point in time. If the subadviser's prediction on interest rates or other economic factors is inaccurate, the Fund may be worse off than if it had not hedged. Futures transactions involve potentially unlimited risk of loss.


The Portfolio may enter into interest rate, currency and securities index swaps. The Portfolio will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique, or to protect against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") or in some other investment (such as U.S. Treasury securities).


The value of options purchased by the Portfolio, futures contracts held by the Portfolio and the Portfolio's positions in swap contracts may fluctuate up or down based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Portfolio. All transactions in options, futures or swaps involve costs and the possible risk of loss to the Portfolio of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Portfolio's investment. The Portfolio will be required, however, to set aside with its

621733.6
                                       -6-

--------------------------------------------------------------------------------



custodian bank certain assets in amounts sufficient at all times to satisfy its obligations under options, futures and swap contracts.

The successful use of options, futures and swaps will usually depend on the Manager's ability to forecast bond market, currency or other financial market movements correctly. The Portfolio's ability to hedge against adverse changes in the value of securities held in its portfolio through options, futures and swap transactions also depends on the degree of correlation between the changes in the value of futures, options or swap positions and changes in the values of the portfolio securities. The successful use of futures and exchange traded options also depends on the availability of a liquid secondary market to enable the Portfolio to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. Trading hours for options may differ from the trading hours for the underlying securities. Thus, significant price movements may occur in the securities markets that are not reflected in the options market. The foregoing may limit the effectiveness of options as hedging devices. Certain provisions of the Code and certain regulatory requirements may limit the Portfolio's ability to engage in futures, options and swap transactions.

The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments by the Portfolio in options and futures in foreign markets are subject to many of the same risks as are the Fund's other foreign investments. See "Foreign Securities." For further information, see "Futures, Options and Swap Contracts" in the Statement of Additional Information.

INVESTMENT RESTRICTIONS

The Portfolio has adopted the following investment restrictions which are in addition to those described in the Prospectus. Under the following restrictions, which may not be changed without the approval of a majority of the Portfolio's shareholders, the Portfolio may not:

(1) Borrow Money. This restriction shall not apply to borrowings from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any investments. Interest paid on borrowings will reduce net income.

(2) Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets and only to secure borrowings for temporary or emergency purposes.

(3) Sell securities short or purchase securities on margin, or engage in the purchase and sale of put, call, straddle or spread options or in writing such options.

(4) Underwrite the securities of other issuers, except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

(5) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Portfolio from investing in obligations secured by real estate or interests in real estate.

(6)    Make loans to others.

(7)    Invest in companies for the purpose of exercising control.



621733.6
                                       -7-

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(8)    Invest more than 25% of it assets in the  securities  of "issuers" in any single  industry,  provided  that  there  shall be no  limitation  on the
       purchase   obligations   issued  or   guaranteed  by  the  United  States
       Government, its agencies or instrumentalities.

(9) Invest in securities of other investment companies, except the Portfolio may purchase unit investment trust securities where such unit trusts meet the investment objectives of the Portfolio and then only up to 5% of the Portfolio's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

(10) Issue senior securities, except insofar as the Portfolio may be deemed to have issued a senior security in connection with any permitted borrowing.


If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restrictions.

PORTFOLIO TRANSACTIONS

The Manager makes the Fund's portfolio decisions and determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Manager or portfolio transactions may be effected by the Manager. Neither the Fund nor the Manager has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Manager for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Manager and, therefore, may have the effect of reducing the expenses of the Manager in rendering advise to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Manager probably does not reduce the overall expenses of the Manager to any material extent. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best execution, the Manager may consider sales of shares of the Fund as a factor in the selection of brokers to execute portfolio transactions for the Fund.

The investment  information  provided to the Manager is of the type described in
Section 28(e) of the Securities Exchange Act of 1934 and is designed to augment the Manager's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by the Manager in carrying out its investment management responsibilities with respect to all its clients' accounts. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Manager determines in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage and research services provided by the executing broker.


The Fund may deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market. It may also purchase listed securities through the third market. Where transactions are executed in the over-the-counter market or the third market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain best execution, it will utilize the services of others. In all cases the Fund will attempt to negotiate best execution.

The Distributor may from time to time effect transactions in the Fund's portfolio securities. In such instances, the placement of orders with the Distributor would be consistent with the Fund's objective of obtaining best execution. With respect to orders placed with the Distributor for execution on a national securities exchange,


621733.6
                                       -8-

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commissions  received  must  conform to Section  17(e)(2)(A)  of the  Investment
Company Act of 1940 (the "1940 Act"), as amended, and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund) to receive brokerage commissions from such registered investment company provided that such commissions are reasonable and fair compared to commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. In addition, pursuant to Section 11(a) of the Securities Exchange Act of 1934, the Distributor is restricted as to the nature and extent of the brokerage services it may perform for the Fund. The Securities and Exchange Commission has adopted rules under Section 11(a) which permit a distributor to a registered investment company to receive compensation for effecting, on a national securities exchange, transactions in portfolio securities of such investment company, including causing such transactions to be transmitted, executed, cleared and settled and arranging for unaffiliated brokers to execute such transactions. To the extent permitted by such rules, the Distributor may receive compensation relating to transactions in portfolio securities of the Fund provided that the Fund enters into a written agreement, as required by such rules, with the
Distributor   authorizing   it  to  retain   compensation   for  such  services.
Transactions in portfolio securities placed with the Distributor which are executed on a national securities exchange must be effected in accordance with procedures adopted by the Board of Directors of the Fund pursuant to Rule 17e-1.

No portfolio transactions are executed with the Manager or its affiliates acting as principal. In addition, the Fund will not buy bankers' acceptances, certificates of deposit or commercial paper from the Manager or its affiliates.



HOW TO PURCHASE AND REDEEM SHARES

The material relating to the purchase and redemption of shares in the Prospectus is herein incorporated by reference.

MANAGER

The material relating to the Manager in the Prospectus is herein incorporated by reference.

Expense Limitation


The Manager has agreed, pursuant to the Investment Management Contract, to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which, in any year, exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. For the purpose of this obligation to reimburse expenses, the Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments are made to it on a monthly basis. Subject to the obligations of the Manager to reimburse the Fund for its excess expenses as described above, the Fund has, under the Investment Management Contract, confirmed its obligation for payment of all its other expenses, including taxes, brokerage fees and commissions, commitment fees, certain insurance premiums, interest charges and expenses of the custodian, transfer agent and dividend disbursing agent's fees, tele communications expenses, auditing and legal expenses, bookkeeping agent fees, costs of forming the corporation and maintaining corporate existence, compensation of directors, officers and employees of the Fund and costs of other personnel performing services for the Fund who are not officers of the general partner of the Manager or its affiliates, costs of investor services, shareholder reports and corporate meetings, Securities and Exchange Commission registration fees and expenses, state securities laws registration fees and expenses, expenses of preparing and printing the Fund's prospectus for delivery to existing shareholders and of printing application forms for shareholder accounts and the fees payable to the Manager under the Investment Management Contract and the Administrative Services Contract and the Distributor under the Shareholder Servicing Agreement.




621733.6
                                       -9-

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The Fund may  from  time to time  hire its own  employees  or  contract  to have
management   services  performed  by  third  parties  (including   Participating
Organizations, as defined under "Distribution and Service Plan") as discussed herein, and the management of the Fund intends to do so whenever it appears advantageous to the Fund. The Fund's expenses for employees and for such services are among the expenses subject to the expense limitation described above. As a result of the recent passage of the National Securities Markets Improvement Act of 1996, all state expense limitations have been eliminated at this time.


MANAGEMENT OF THE FUND

The directors and officers of the Fund, and their principal occupations for the past five years, are listed below. The address of each such person, unless otherwise indicated, is 600 Fifth Avenue, New York, New York 10020. Directors deemed to be "interested persons" of the Fund for the purposes of the 1940 Act are indicated by an asterisk.


Edgar M. Reed, 50 -- Director of the Fund, has been Chief Investment Officer and Executive Vice President of Back Bay Advisors, L.P. since 1994 and was formerly Managing Director of Aetna Capital Management's Fixed Income Group from 1972 to 1994. His address is __________________. Mr. Reed is also a Director of Back Bay Advisors, L.P. and a Trustee of Bowdoin College.

Dr. W. Giles Mellon, 66 -- Director of the Fund, is Professor of Business Administration in the Graduate School of Management, Rutgers University with which he has been associated since 1966. His address is Rutgers University Graduate School of Management, 92 New Street, Newark, New Jersey 07102. Dr. Mellon is also a Director of AEW Commercial Mortgage Securities Fund, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Virginia Daily Tax Free Income Fund, Inc. and a Trustee of Florida Daily Municipal Income Fund, Institutional Daily Income Fund, and Pennsylvania Daily Municipal Income Fund.

Robert Straniere, 55 -- Director of the Fund, has been a member of the New York State Assembly and a partner with the Straniere & Straniere Law Firm since 1981. His address is 182 Rose Avenue, Staten Island, New York 10306. Mr. Straniere is also a Director of AEW Commercial Mortgage Securities Fund, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., LifeCycle Mutual Funds, Inc., New Jersey Daily Municipal Income Fund Inc., North Carolina Daily Municipal Income Fund, Inc., Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Virginia Daily Tax Free Income Fund, Inc. and a Trustee of Florida Daily Municipal Income Fund, Institutional Daily Income Fund, and Pennsylvania Daily Municipal Income Fund.

Dr. Yung Wong, 58 -- Director of the Fund, was director of Shaw Investment Management (UK) Limited from October 1994 to October 1995, and formerly General Partner of Abacus Limited Partnership (a general partner of a venture capital investment firm) from 1984 to 1994. His address is 29 Alden Road, Greenwich, Connecticut 06831. Dr. Wong has been a Director of Republic Telecom Systems Corporation (provider of telecommunications equipment) since January 1989 and of TelWatch, Inc. (provider of network management software) since August 1989. Dr. Wong is a Director of AEW Commercial Mortgage Securities Fund, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., New Jersey Daily Municipal Income Fund Inc., North Carolina Daily Municipal Income Fund, Inc., Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Virginia Daily Tax Free Income Fund, Inc. and a Trustee of Florida Daily Municipal Income Fund, Institutional Daily Income Fund, and Pennsylvania Daily Municipal Income Fund.


Molly Flewharty, 46 -- Vice President of the Fund, has been Vice President of the Mutual Funds Division of the Manager since September 1993. Ms. Flewharty was formerly Vice President of Reich & Tang, Inc. which

621733.6
                                      -10-

--------------------------------------------------------------------------------



she was associated with from December 1977 to September 1993. Ms. Flewharty is also Vice President of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, New Jersey Daily Municipal Income Fund Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.


Lesley M. Jones, 48 -- Vice President of the Fund, has been Senior Vice President of the Reich & Tang Mutual Funds Division of the Manager since September 1993. Ms. Jones was formerly Senior Vice President of Reich & Tang, Inc. which she was associated with from April 1973 to September 1993. Ms. Jones is also a Vice President of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund and Virginia Daily Tax Free Income Fund, Inc.

Dana E. Messina, 40 -- Vice President of the Fund, has been Executive Vice President of the Mutual Funds Division of the Manager since January 1995, and was Vice President from September 1993 to January 1995. Ms. Messina was formerly Vice President of Reich & Tang, Inc. which she was associated with from December 1980 to September 1993. Ms. Messina is also Vice President of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc., Tax Exempt Proceeds Fund, Inc. and Virginia Daily Tax Free Income Fund, Inc.

Bernadette N. Finn, 49 -- Secretary of the Fund, has been Vice President of the Mutual Funds Division of the Manager since September 1993. Ms. Finn was formerly Vice President and Assistant Secretary of Reich & Tang, Inc. which she was associated with from September 1970 to September 1993. Ms. Finn is also Secretary of AEW Commercial Mortgage Securities Fund, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, New Jersey Daily Municipal Income Fund Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund and Tax Exempt Proceeds Fund, Inc. and Vice President and Secretary of Delafield Fund, Inc., Institutional Daily Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Virginia Daily Tax Free Income Fund, Inc.

Richard De Sanctis, 40 -- Treasurer of the Fund, has been Vice President and Treasurer of the Manager since September 1993. Mr. De Sanctis was formerly Controller of Reich & Tang, Inc. from January 1991 to September 1993 and Vice President and Treasurer of Cortland Financial Group, Inc. and Vice President of Cortland Distributors, Inc. from 1989 to December 1990. He is also Treasurer of AEW Commercial Mortgage Securities Fund, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc., Tax Exempt Proceeds Fund, Inc., Virginia Daily Tax Free Income Fund, Inc. and Vice President and Treasurer of Cortland Trust, Inc.



Counsel and Auditors



621733.6
                                      -11-

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Legal matters in connection with the issuance of shares of stock of the Fund are passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022.

McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, independent certified public accountants, have been selected as auditors for the Fund.


DISTRIBUTION AND SERVICE PLAN

The  material   relating  to  the   Distributor  in  the  Prospectus  is  herein
incorporated by reference.


DIVIDENDS, DISTRIBUTIONS AND TAXES

The material relating to Dividends, Distribution and Taxes in the Prospectus is herein incorporated by reference.


THE GLASS-STEAGALL ACT


The material relating to the Glass-Steagall Act in the Prospectus is herein incorporated by reference.



DESCRIPTION OF SHARES

The material relating to the description of shares in the Prospectus is herein incorporated by reference.


CUSTODIAN AND TRANSFER AGENT

The material relating to the Custodian and Transfer Agent in the Prospectus is herein incorporated by reference.


PERFORMANCE INFORMATION

The material relating to Performance Information in the Prospectus is herein incorporated by reference.



NET ASSET VALUE


The Fund determines the net asset value of the shares of the Fund (computed separately for each Class of shares) of the Fund as of 4:00 p.m., New York City time, by dividing the value of each Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding of the Fund at the time the determination is made. The Fund determines its net asset value on each Fund Business Day. Fund Business Day for this purpose means any day on which the Fund's custodian is open for trading. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order.




DESCRIPTION OF RATINGS*

621733.6
                                      -12-

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Moody's Investors Service, Inc. ("Moody's")

Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

 -----------------------------


*  As described by the rating agencies.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

An application for rating was not received or accepted.

1) The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

2)      There is a lack of essential data pertaining to the issue or issuer.

3) The issue was privately placed, in which case the rating is not published in Moody's publications.



621733.6
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Suspension or withdrawal may occur if new and material  circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1 and B-1.

Standard & Poor's Rating Services, a division of the McGraw-Hill Companies ("S&P'")

AAA: Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

C1: The rating C1 is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.



Fitch Investors Service, Inc.

AAA: Securities in this category are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Securities in this category are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as securities rated "AAA." As securities rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Securities in this category are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than securities with higher ratings.

BBB: Securities in this category are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in

621733.6
                                      -14-

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economic conditions and circumstances,  however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

BB: Securities are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Securities are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Securities have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Securities are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Securities are in imminent default in payment of interest or principal.

DDD, DD, and D: Securities are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C (i.e. five categories below BBB) may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.



Duff & Phelps Credit Rating Co.

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB: Below-average protection factors but within the definition of investment grade securities but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.



621733.6
                                      -15-

--------------------------------------------------------------------------------


CCC: Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP: Preferred stock with dividend arrearages.

Plus (+) or Minus (-): The ratings from AA to C (i.e. five categories below BBB) may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.



621733.6
                                      -16-

                          INDEPENDENT AUDITOR'S REPORT



To the Directors and Shareholder
Back Bay Funds, Inc.- Total Return Bond Fund


We have audited the accompanying statement of assets and liabilities of Back Bay Funds, Inc.- Total Return Bond Fund as of November 26, 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Back Bay Funds, Inc.- Total Return Bond Fund as of November 26, 1997, in conformity with generally accepted accounting principles.






                                                   McGladrey & Pullen, LLP



New York, New York
December 4, 1997

                  BACK BAY FUNDS, INC.- TOTAL RETURN BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                November 26, 1997




ASSETS
    Cash                                                         $      102,000
    Deferred organization expense                                        44,000

              Total assets                                              146,000

LIABILITIES

    Payable for deferred organization expense                            44,000


NET ASSETS

    Net assets                                                         $102,000

    Net asset value, offering and redemption price per share:

       Class A shares, 10,000 shares outstanding                     $    10.00
       Class B shares, 100 shares outstanding                        $    10.00
       Class C shares, 100 shares outstanding                        $    10.00




See Notes to Financial Statement.

                  BACK BAY FUNDS, INC. - TOTAL RETURN BOND FUND

                          NOTES TO FINANCIAL STATEMENT


Note 1. Back Bay Funds, Inc. (the "Fund") was incorporated under the laws of the state of Maryland on August 15, 1997 and is authorized to issue 20,000,000,000 shares of common stock, $.001 par value. The Fund currently has only one portfolio, the Total Return Bond Fund (the "Portfolio"). The Portfolio is subdivided into three classes of common stock, Class A, Class B, and Class C. The shares differ by their class designations and shareholders to whom they are distributed, and a service fee for Class B and Class C shares of 0.25% of the average daily net assets of each class.

          The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and has had no operations to date other than those relating to its organization and the sale and issuance of 10,000 Class A shares, and 100 shares each of Class B and Class C shares of common stock to Back Bay Advisors, L.P., its Manager. The Investment Management Contract, the Administrative Services Agreement and the Shareholder Servicing Agreement are described elsewhere in the Prospectus and Statement of Additional Information.

Note 2. Organizational expenses are being deferred and will be amortized on a straight-line basis over a five year period. During the amortization period the proceeds of any redemption of initial shares by any holder thereof will be reduced by a pro rata portion of any then unamortized organization expense, based on the ratio of the shares redeemed to the total initial shares outstanding immediately prior to the redemption.

                           PART C - OTHER INFORMATION


Item 24.          Financial Statements and Exhibits.

         (A)      Financial Statements
                  Included in Prospectus Part A:

                  (1)      Table of Fees and Expenses

                  Included in Statement of Additional Information Part B:


                  (1) Report of McGladrey & Pullen, LLP, independent accountants, dated December 4, 1997; and

                  (2)      Statement of Net Assets and Liabilities (audited).



         (B)      Exhibits


         *        (1)      Articles of Incorporation of the Registrant.


         *        (2)      By-Laws of the Registrant.

                  (3)      Not applicable.

                  (4)      Not applicable.


                  (5) Form of Investment Management Contract between the Registrant and Back Bay Advisors, L.P.


                  (6)      See Form of Distribution Agreement filed as Exhibit
                           15.2.


                  (7)      Not applicable.


                  (8) Form of Custody Agreement between the Registrant and Investors Fiduciary Trust Company.

                  (9)      Not Applicable.

                 (9.1) Form of Administrative Services Agreement between the Registrant and Reich & Tang Asset Management L.P.

                 (10) Consent Opinion of Messrs. Battle Fowler LLP as to the use of their name under the headings "Federal Income Taxes" in the Prospectus and "Counsel and Auditors" in the Statement of Additional Information.

                 (11)      Consent of Independent Auditors.


                 (12)      Not Applicable.


                 (13) Written assurance of New England Investment Companies, L.P. that its purchase of shares of the Registrant was for investment purposes without any present intention of redeeming or reselling.


--------
* Filed with Registration Statement No. 333-33831 on August 18, 1997, and incorporated by reference herein.

619920.3
                                       C-1

                 (14)      Not Applicable.

                 (15.1) Form of Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940.


                 (15.2) Form of Distribution Agreement between the Registrant and Reich & Tang Distributors L.P.


                 (15.3) Form of Shareholder Servicing Agreements (with respect to Class B and C only) between the Registrant and Reich & Tang Distributors L.P.

                 (16)      Powers of Attorney.


         **      (17)      Financial Data Schedule (For EDGAR Filing Only)


                 (18)      18f-3 Multi-Class Plan.



Item 25.          Persons controlled by or Under Common Control with Registrant.

                        None.


Item 26.           Number of Holders of Securities.


                                                   Number of Record Holders
               Title of Class                      as of December 11, 1997
               ---------------                     -----------------------


               Common Stock
               (par value $.001)
               Class A                                         1
               Class B                                         1
               Class C                                         1


Item 27.       Indemnification.

                        In accordance with Section 2-418 of the General
               Corporation Law of the State of Maryland, Article NINTH of the Registrant's Articles of Incorporation provides as follows:

                        "NINTH: (a) The Corporation shall indemnify (i) its
               currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such
--------
**       To be filed by Amendment.

619920.3
                                       C-2
               indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

               (b) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal."

               In Section 7 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify Back Bay Funds, Inc. and any person who controls Back Bay Funds, Inc., within the meaning of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

                        Insofar as indemnification for liabilities arising under
               the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than a payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                        Insofar as the Investment Company Act of 1940 may be
               concerned, in the event that a claim for indemnification is asserted by a director, officer or controlling person of the Registrant in connection with the securities being registered, the Registrant will not make such indemnification unless (i) the Registrant has submitted, before a court or other body, the question of whether the person to be indemnified was liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and has obtained a final decision on the merits that such person was not liable by reason of such conduct or (ii) in the absence of such decision, the Registrant shall have obtained a reasonable determination, based upon a review of the facts, that such person was not liable by virtue of such conduct, by (a) the vote of a majority of directors who are neither interested persons as such term is defined in the Investment Company Act of 1940, nor parties to the proceeding or
               (b) an independent legal counsel in a written opinion.

                        The Registrant will not advance attorneys' fees or other
               expenses incurred by the person to be indemnified unless the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one of the following conditions shall have occurred: (x) such person shall provide security for his undertaking, (y) the Registrant shall be insured against losses arising by reason of any lawful advances or (z) a majority of the disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

619920.3
                                       C-3

Item 28.       Business and Other Connections of Investment Adviser.

                The description of the Back Bay Advisors, L.P. ("BBALLP") under the caption "Management of the Fund" in the Prospectus and "Management and Investment Management Contract" in the Statement of Additional Information constituting parts A and B, respectively, of the Registration Statement are incorporated herein by reference.


                The Manager is a Delaware limited partnership and a registered investment adviser under the 1940 Act, with its principal office at 399 Boylston Street, Boston, Massachusetts 02116-3310. The Manager provides discretionary investment management services to mutual funds and other institutional investors. Formed in 1986, the Manager now manages 14 mutual fund portfolios and as of June 30, 1997, was investment manager, adviser or supervisor with respect to assets aggregating in excess of $7 billion, primarily mutual fund and institutional fixed-income portfolios. Ms. Catherine L. Bunting and Mr. Peter W. Palfrey are primarily responsible for the day-to-day investment management of the Portfolio. Ms. Bunting has served as Senior Vice President of the Manager since 1988. Mr. Palfrey has served as Vice President of the Manager since 1993. Prior to 1993, Mr. Palfrey was employed by Mutual of New York Capital Management as a Vice President.



                The general partner of the Manager is a special purpose corporation that is an indirect, wholly-owned subsidiary of New England Investment Companies ("NEIC"). NEIC's sole general partner, New England Investment Companies, Inc., is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). Reich & Tang Asset Management L.P. serves as the sole general partner of Reich & Tang Distributors L.P. Reich & Tang Asset Management, Inc. serves as the sole limited partner of Reich & Tang Distributors L.P.

                On August 30, 1996, The New England Mutual Life Insurance Company and Metropolitan Life Insurance Company ("MetLife") merged, with MetLife being the continuing company. The Manager remains a wholly-owned subsidiary of NEICLP, but Reich & Tang Asset Management, Inc., its sole general partner, is now an indirect subsidiary of MetLife. Also, MetLife New England Holding, Inc., a wholly-owned subsidiary of MetLife, owns approximately 48.5% of the outstanding limited partnership interest of NEICLP and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns approximately 16% of the outstanding partnership units of NEICLP.

                Peter S. Voss, President, Chief Executive Officer and a Director of NEIC since October 1992, Chairman of the Board of NEIC since December 1992, Group Executive Vice President, Bank of America, responsible for the global asset management private banking businesses, from April 1992 to October 1992, Executive Vice President of Security Pacific Bank, and Chief Executive Officer of Security Pacific Hoare Govett Companies, a wholly owned subsidiary of Security Pacific Corporation, from April 1988 to April 1992, Director of The New England since March 1993, Chairman of the Board of Directors of NEIC's subsidiaries other than Loomis, Sayles & Company, Incorporated ("Loomis") and Back Bay Advisors, Inc. ("Back Bay"), where he serves as a Director, and Chairman of the Board of Trustees of all of the mutual funds in the TNE Fund Group and the Zenith Funds. G. Neal Ryland, Executive Vice President, Treasurer and Chief Financial Officer NEIC since July 1993, Executive Vice President and Chief Financial Officer of The Boston Company, a diversified financial services company, from March 1989 until July 1993; from September 1985 to December 1988, Mr. Ryland was employed by Kenner Parker Toys, Inc. as Senior Vice President and Chief Financial Officer. Edward N. Wadsworth, Executive Vice President, General Counsel, Clerk and Secretary of NEIC since December 1989, Senior Vice President and Associate General Counsel of The New England from 1984 until December 1992, and Secretary of Westpeak and Draycott and the Treasurer of NEIC. During the past two fiscal years, Charles T. Wallis has served as President and Chief Executive Officer of the Manager and a Director for NEF Corporation. Charles G. Glueck has served as Senior Vice President of the Manager. Scott A. Milliment has served as Executive Vice President of the Manager and also as Senior Vice President and manager of Carroll, McEntee & McGinley which is located at Chicago Board of Trade, 141 West Jackson Boulevard, Chicago, IL 60634. Edgar M. Reed has served as Executive Vice President and Chief Investment Officer of the Manager and also as head of the Fixed Income Management Group at Aetna Capital Management, 151 Farmington Avenue, Hartford, CT 06156. J. Scott Nicholson has served as Senior Vice President of the Manager. Catherine Bunting has served as Senior Vice President of the Manager. Nathan R. Wentworth, Peter Palfrey, Harold
B. Bjornson and Eric Gutterson have all served as Vice President of the Manager. Paul Zamagni has served as Vice President and Treasurer of the Manager. Peter Hanson has served as Secretary and Clerk of the Manager.



619920.3
                                       C-4

Item 29.                Principal Underwriters.

                (a) Reich & Tang Distributors L.P., the Registrant's
Distributor is also distributor for California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., North Carolina Daily Municipal Income, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.

                (b) The following are the directors and officers of Reich & Tang Asset Management, Inc., the general partner of Reich & Tang Distributors L.P. Reich & Tang Distributors L.P. does not have any officers. The principal business address of Messrs. Voss, Ryland, and Wadsworth is 399 Boylston Street, Boston, Massachusetts 02116. For all other persons the principal address is 600 Fifth Avenue, New York, New York 10020.


                                               Positions and Offices
                                              With the General Partner                           Positions and Offices
Name                                             of the Distributor                                 With Registrant
Peter S. Voss                                 Director                                           None
G. Neal Ryland                                Director                                           None
Edward N. Wadsworth                           Clerk                                              None
Richard E. Smith III                          Director                                           None
Steven W. Duff                                Director                                           President and Director
Bernadette N. Finn                            Vice President - Compliance                        Secretary
                                              and Secretary
Lorraine C. Hysler                            Secretary                                          None
Richard De Sanctis                            Vice President and                                 Treasurer
                                              Treasurer
Richard I. Weiner                             Vice President                                     None

               (c)      Not applicable

Item 30.       Location of Accounts and Records.


                Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of Registrant at Back Bay Advisors, L.P., 399 Boylston Street, Boston, Massachusetts 02116-3310, the Registrant's Manager; Reich & Tang Services L.P., 600 Fifth Avenue, New York, New York, the Registrant's transfer agent and dividend agent; and at Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, the Registrant's custodian.


Item 31.       Management Services.

               Not Applicable.

Item 32.       Undertakings.

               (a)      Not applicable.

               (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of its Securities Act Registration Statement.



619920.3
                                       C-5

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 11th day of December, 1997.


                                 BACK BAY FUNDS, INC.



                                 By:/s/ Bernadette N. Finn
                                    Bernadette N. Finn, Secretary



                Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated below.


       Signature                            Title                     Date



(1)   Principal Executive Officer:   Chairman and President    December 11, 1997
      Edgar M. Reed


       By:  /s/ Bernadette N. Finn
              Bernadette N. Finn
              Attorney-in-Fact*


(2)    Principal Financial and           Treasurer             December 11, 1997
       Accounting Officer


       By:  /s/ Richard De Sanctis
              Richard De Sanctis


(3)    Majority of Directors

       Edgar M. Reed                      Director             December 11, 1997
       W. Giles Mellon                    Director
       Yung Wong                          Director
       Robert Straniere                   Director


       By:  /s/ Bernadette N. Finn
              Bernadette N. Finn
              Attorney-in-Fact*
--------
*      Filed herewith.



619920.3
                                       C-6

                                                       Exhibit Index

       *          (1)      Articles of Incorporation of the Registrant.

       *          (2)      By-Laws of the Registrant.

                  (3)      Not applicable.

                  (4)      Not applicable.


                  (5) Form of Investment Management Contract between the Registrant and Back Bay Advisors, L.P.

                  (6) See Form of Distribution Agreement filed as Exhibit 15.2.


                  (7)      Not applicable.


                  (8) Form of Custody Agreement between the Registrant and Investors Fiduciary Trust Company.

                  (9)      Not Applicable.

                  (9.1) Form of Administrative Services Agreement between the Registrant and Reich & Tang Asset Management L.P.

                  (10) Consent Opinion of Messrs. Battle Fowler LLP as to the use of their name under the headings "Federal Income Taxes" in the Prospectus and "Counsel and Auditors" in the Statement of Additional Information.

                  (11)     Consent of Independent Auditors.


                  (12)     Not Applicable.


                  (13) Written assurance of New England Investment Companies, L.P. that its purchase of shares of the Registrant was for investment purposes without any present intention of redeeming or reselling.


                  (14)     Not Applicable.

                  (15.1) Form of Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940.


                  (15.2) Form of Distribution Agreement between the Registrant and Reich & Tang Distributors L.P.

                  (15.3) Form of Shareholder Servicing Agreements (with respect to Class B and C only) between the Registrant and Reich & Tang Distributors L.P.

                  (16)     Powers of Attorney.

       **         (17)     Financial Data Schedule (For EDGAR Filing Only)

                  (18)     18f-3 Multi-Class Plan.


--------
* Filed with Registration Statement No. 333-33831 on August 18, 1997, and incorporated by reference herein.
**     To be filed by Amendment.

619920.3
                                       C-7